DECHERT LLP

1775 I Street, N.W.

Washington, DC 20006-2401

+1 202 261 3300 Main

+1 202 261 3333 Fax

www.dechert.com

STEPHEN T. COHEN

stephen.cohen@dechert.com

+1 202 261 3304 Direct

+1 202 261 3024 Fax

January 8, 2008

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lord Asset Management Trust
File Nos. 33-75138, 811-8348

Dear Sir or Madam:

Attached for filing pursuant to Rule 30b2-1 under the Investment Company Act of 1940 is one copy in electronic format of the annual report to shareholders of Lord Asset Management Trust for the fiscal year ended October 31, 2007.

Please call me at 202.261.3304 if you have any questions or comments regarding the attached.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

Attachment